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                       Securities and Exchange Commission
                              Washington, DC 20549
                        Rule 23c-2 Notice of Intention to
                                Redeem Securities

                                       of

                    Van Kampen High Income Trust (the "Fund")
                               One Parkview Plaza
                           Oakbrook Terrace, IL 60181

                                    under the

                         Investment Company Act of 1940

                        Securities Act File No. 33-25819
                    Investment Company Act File No. 811-5707

     (1)  Title of the class of Securities to be redeemed:

              Auction Market Preferred Shared Shares, par value $ 0.01 per share, liquidation preference of $100,000 per share ("AMPS")

     (2)  Date on which the securities are to be redeemed:

              October 18, 2000

     (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

              AMPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares (the "Certificate of Vote"), which document is filed as Exhibit A to this notice and is incorporated herein by reference, together with a subsequent amendment to the Certificate of Vote, which amendment is filed as Exhibit B hereto and incorporated herein by reference.

     (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

              The Fund intends to redeem 88 shares of AMPS, which have an aggregate liquidation preference of


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              $8,800,000. Such redemption shall be effected on a pro rata basis.

          Pursuant to the provisions of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be executed on its behalf by the undersigned officer of the Fund on this 15th day of September 2000.

                                           Van Kampen High Income Trust


                                           By:  /s/ A. Thomas Smith III
                                                ------------------------
                                           Name:   A. Thomas Smith III
                                           Title:  Secretary